Condensed Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues
Revenues	$ 35,620,403	$ 19,408,005
Total revenues	35,620,403	19,408,005
Expenses
Voyage expenses	7,761,638	7,343,749
Voyage expenses – related party	428,948	237,802
Vessels' operating expenses	5,646,541	4,489,982
Vessels' operating expenses – related party	83,000	66,500
Drydocking costs	1,304,121	78,701
Management fees – related party	357,720	318,560
General and administrative expenses	1,033,817	1,059,681
General and administrative expenses – related party	287,061	270,245
Depreciation	3,725,214	3,250,941
Total expenses	20,628,060	17,116,161
Income from operations	14,992,343	2,291,844
Other (expenses)/income
Interest and finance costs	(3,916)	(4,192)
Interest and finance costs – related parties	(241,411)	(365,935)
Interest income	507,578	177,264
Foreign exchange loss	(40,525)	(18,822)
Gain/(loss) on warrants	(2,030,240)	508,232
Other income/(expenses), net	(1,808,514)	296,547
Net income	$ 13,183,829	$ 2,588,391
Earnings/(loss) per share (Note 9)
-Basic	$ 483.39	$ 2,913.39
-Diluted	$ 162.59	$ (127.62)
Weighted average number of shares (Note 9)
-Basic	15,904	131
-Diluted	81,079	1,112